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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-692-7564
         -------------------------------

Signature, Place, and Date of Signing:

          Constance Wick                 Chicago, IL      August 30, 2011
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:         92
                                        --------------------

Form 13F Information Table Value Total:       1,261
                                        --------------------
                                            (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1         COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
------------------- ---------------- --------- -------- ----------------------- ------------ ---------- --------------------------
                                                VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
------------------- ---------------- --------- -------- ---------- ----- ------ ------------ ---------- ---------- -------- ------
AAR Corp           Note 1.750% 2/0   000361AH8   1,656   1,500,000  PRN            Sole                  1,500,000
Alere Inc          Perp Pfd Conv SE  01449J204   7,650      27,402  PRN            Sole                     27,402
Alliance Data
  Systems Corp     Note 4.750% 5/1   018581AC2   6,238   3,000,000  PRN            Sole                  3,000,000
Alliance Data
  Systems Corp     Note 1.750% 8/0   018581AD0  32,957  25,900,000  PRN            Sole                 25,900,000
Alliant
  Techsystems Inc  Note 2.750% 9/1   018804AN4  12,497  12,445,000  PRN            Sole                 12,445,000
Alliant
  Techsystems Inc  Note 3.000% 8/1   018804AK0  29,988  26,785,000  PRN            Sole                 26,785,000
Amerigroup Corp    Note 2.000% 5/1   03073TAB8  34,926  20,934,000  PRN            Sole                 20,934,000
Amgen Inc          Note 3/0          031162AL4     425     538,000  PRN            Sole                    538,000
Amgen Inc          Note 0.375% 2/0   031162AQ3  16,002  15,913,000  PRN            Sole                 15,913,000
Amylin
  Pharmaceuticals
  Inc              Com               032346108   4,449     332,500   SH   CALL     Sole                    332,500
Bank of America
  Corp             Com               060505104   2,183     199,200   SH            Sole                    199,200
Best Buy Co Inc    SDCV 2.250% 1/1   086516AF8  12,665  12,500,000  PRN            Sole                 12,500,000
Big Lots Inc       Com               089302103   4,677     141,100   SH   CALL     Sole                    141,100
BorgWarner Inc     Note 3.500% 4/1   099724AF3  76,684  31,000,000  PRN            Sole                 31,000,000
Cephalon Inc       Note 2.000% 6/0   156708AP4   3,392   1,957,000  PRN            Sole                  1,957,000
Cephalon Inc       Note 2.500% 5/0   156708AR0  24,391  19,800,000  PRN            Sole                 19,800,000
China Ceramics
  Co Ltd           *W Exp 11/16/201  G2113X118     381      84,780   SH            Sole                     84,780
China Growth
  Equity Inv Ltd   Unit 05/14/2016   G2114K115   2,000     200,000  PRN            Sole                    200,000
China Med
  Technologies Inc Note 4.000% 8/1   169483AC8   9,176  12,704,000  PRN            Sole                 12,704,000
China Med
  Technologies Inc Com               169483104   6,158     798,700   SH   PUT      Sole                    798,700
Select Sector SPDR
  TR               SBI Cons Stpls    81369Y308  21,073     600,000   SH   PUT      Sole                    600,000
Crown Holdings Inc Com               228368106   3,882     100,000   SH   PUT      Sole                    100,000
DryShips Inc       Note 5.000% 12/0  262498AB4  10,279  11,387,000  PRN            Sole                 11,387,000
DryShips Inc       Shs               Y2109Q101   4,532   1,081,598   SH            Sole                  1,081,598
Earthlink Inc      Frnt 3.250% 11/1  270321AA0  18,810  18,177,000  PRN            Sole                 18,177,000
Eastman Kodak Co   Com               277461109   4,033   1,126,600   SH   CALL     Sole                  1,126,600
EMC Corp Mass      Note 1.750% 12/0  268648AM4   9,450   5,390,000  PRN            Sole                  5,390,000
EMC Corp Mass      Note 1.750% 12/0  268648AK8 105,368  61,450,000  PRN            Sole                 61,450,000
Select Sector SPDR
  TR               SBI Int-Energy    81369Y506  10,549     140,000   SH   PUT      Sole                    140,000
Exterran Hlds Inc  Note 4.250% 6/1   30225XAA1   3,548   3,184,000  PRN            Sole                  3,184,000
Select Sector SPDR
  TR               SBI Int-Finl      81369Y605  10,899     710,000   SH   PUT      Sole                    710,000
General Mtrs Co    Com               37045V100  15,183     500,100   SH   PUT      Sole                    500,100
General Mtrs Co    *W Exp 07/10/201  37045V126  10,569     348,111   SH            Sole                    348,111
General Mtrs Co    *W Exp 07/10/201  37045V118  14,010     461,468   SH            Sole                    461,468
Global Eagle
  Acquisition Corp Unit              37951D201   4,052     400,000  PRN            Sole                    400,000
Goldman Sachs
  Group Inc        Com               38141G104   1,404      10,550  PRN            Sole                     10,550
Goldman Sachs
  Group Inc        Com               38141G104   7,174      53,900   SH   CALL     Sole                     53,900
Goldman Sachs
  Group Inc        Com               38141G104   8,997      67,600   SH   PUT      Sole                     67,600
Google Inc         Cl A              38259P508   2,633       5,200   SH            Sole                      5,200
Google Inc         Cl A              38259P508   6,330      12,500   SH   PUT      Sole                     12,500
Google Inc         Cl A              38259P508   6,330      12,500   SH   CALL     Sole                     12,500
Select Sector SPDR
  TR               SBI Healthcare    81369Y209   9,948     280,000   SH   PUT      Sole                    280,000
Heckmann Corp      *W Exp 11/09/201  422680116   9,237   1,529,345   SH            Sole                  1,529,345
Incyte Corp Ltd    Note 4.750% 10/0  45337CAJ1   5,635   2,443,000  PRN            Sole                  2,443,000
Select Sector SPDR
  TR               SBI Int-Inds      81369Y704  10,800     290,000   SH   PUT      Sole                    290,000
International
  Business Machs   Com               459200101  10,499      61,200   SH   PUT      Sole                     61,200
Barclays Bk Plc    IPTH S&P VIX New  06740C261  13,377     632,800   SH   PUT      Sole                    632,800
iShares Tr         Russell 2000      464287655  12,383     150,000   SH   PUT      Sole                    150,000
JetBlue Airways
  Corp             DBCV 5.500% 10/1  477143AD3  10,410   6,853,000  PRN            Sole                  6,853,000
JetBlue Airways
  Corp             DBCV 5.500% 10/1  477143AE1  23,403  14,686,000  PRN            Sole                 14,686,000
JPMorgan Chase &
  Co               Com               46625H100   6,104     150,000   SH   CALL     Sole                    150,000
L-3 Communications
  Corp             Debt 3.000% 8/0   502413AW7  19,600  19,251,000  PRN            Sole                 19,251,000
Laboratory Corp
  Amer Hldgs       Note 9/1          50540RAG7  44,965  34,604,000  PRN            Sole                 34,604,000
Lincare Hldgs Inc  Note 2.750% 11/0  532791AF7  17,661  15,000,000  PRN            Sole                 15,000,000
Marathon Oil Corp  Com               565849106   5,268     100,000   SH   CALL     Sole                    100,000
Market Vectors ETF
  TR               Gold Miner ETF    57060U100  12,283     225,000   SH   CALL     Sole                    225,000
Select Sector SPDR
  TR               SBI Materials     81369Y100   2,756      70,000   SH   PUT      Sole                     70,000
Microchip
  Technology Inc   SDCV 2.125% 12/1  595017AB0  77,995  57,132,000  PRN            Sole                 57,132,000
Microsoft Corp     Com               594918104   4,300     165,400   SH            Sole                    165,400
Molycorp Inc       Pfd Conv Ser A    608753208  27,217     235,500  PRN            Sole                    235,500
NetApp Inc         Note 1.750% 6/0   64110DAB0  17,004  10,000,000  PRN            Sole                 10,000,000
Newmont Mining
  Corp             Note 3.000% 2/1   651639AK2   8,004   6,538,000  PRN            Sole                  6,538,000
Oil Sts Intl Inc   Note 2.375% 7/0   678026AB1  48,284  19,170,000  PRN            Sole                 19,170,000
Omnicare Inc       Note 3.750% 12/1  681904AN8   4,246   3,170,000  PRN            Sole                  3,170,000
Omnicom Group Inc  Com               681919106   1,047      21,750   SH            Sole                     21,750
Omnicom Group Inc  Com               681919106   3,612      75,000   SH   CALL     Sole                     75,000
PDL BioPharma Inc  Note 3.750% 5/0   69329YAC8   7,307   7,500,000  PRN            Sole                  7,500,000
PowerShares DB US
  Dollar Index     Doll Indx Bull    73936D107  10,610     500,000   SH   CALL     Sole                    500,000
Radio One Inc      Cl D Non Vtg      75040P405     244     138,000   SH            Sole                    138,000
Resolute Energy
  Corp             *W Exp 09/25/201  76116A116   3,618     994,000   SH            Sole                    994,000
SESI LLC           Frnt 1.500% 12/1  78412FAH7   2,035   2,000,000  PRN            Sole                  2,000,000
Smithfield Foods
  Inc              Note 4.000% 6/3   832248AR9  12,709  10,800,000  PRN            Sole                 10,800,000
Spreadtrum
  Communications
  Inc              ADR               849415203   1,366      86,700   SH   PUT      Sole                     86,700
Starwood Hotels &
  Resorts Wrld     Com               85590A401   2,242      40,000   SH   CALL     Sole                     40,000
Sunoco Inc         Com               86764P109   2,086      50,000   SH   CALL     Sole                     50,000
SUPERVALU Inc      Note 11/0         868536AP8   3,094   7,800,000  PRN            Sole                  7,800,000
Select Sector SPDR
  TR               SBI Int-Tech      81369Y803  16,705     650,000   SH   PUT      Sole                    650,000
Teradyne Inc       Note 4.500% 3/1   880770AE2  96,341  34,494,000  PRN            Sole                 34,494,000
Terex Corp         Note 4.000% 6/0   880779AV5   3,775   2,000,000  PRN            Sole                  2,000,000
Textron Inc        Note 4.500% 5/0   883203BN0  36,544  19,570,000  PRN            Sole                 19,570,000
Theravance Inc     Note 3.000% 1/1   88338TAA2   3,322   3,005,000  PRN            Sole                  3,005,000
Trina Solar Ltd    Note 4.000% 7/1   89628EAA2   7,002   4,826,000  PRN            Sole                  4,826,000
Triumph Group Inc  Note 2.625% 10/0  896818AB7  19,235  10,500,000  PRN            Sole                 10,500,000
United Rentals Inc Note 4.000% 11/1  911363AL3   4,797   2,000,000  PRN            Sole                  2,000,000
United States
  Steel Corp       Note 4.000% 5/1   912909AE8  12,418   7,801,000  PRN            Sole                  7,801,000
United
  Therapeutics
  Corp             Note 0.500% 10/1  91307CAD4  15,804  10,750,000  PRN            Sole                 10,750,000
Universal Business
  Pmt Sol Ac       Unit              913384202   3,000     500,000  PRN            Sole                    500,000
USEC Inc           Note 3.000% 10/0  90333EAC2   6,994   9,695,000  PRN            Sole                  9,695,000
USEC Inc           Com               90333E108   6,678   1,999,300   SH   PUT      Sole                  1,999,300
Select Sector SPDR
  TR               SBI Int-Utils     81369Y886   3,348     100,000   SH   PUT      Sole                    100,000
Walgreen Co        Com               931422109   2,123      50,000   SH   CALL     Sole                     50,000
Webster Finl Corp  Com               947890109   4,194     200,000   SH   PUT      Sole                    200,000